Bank Loans - Schedule of Company Maintains the Following Lines of Credit (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 13,270,000	€ 12,100,000
Carrying Value	4,279,193	3,661,662
Caixabank [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 2,500,000	€ 2,500,000
Nominal interest rate	0.60%	2.00%
Maturity	3/25/2025	4/25/2024
Carrying Value	€ 2,455,013	€ 2,308,058
Sabadell [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 2,400,000	€ 2,700,000
Nominal interest rate	1.20%	2.75%
Maturity	2/8/2025	5/28/2024
Carrying Value	€ 196,576
BBVA [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 1,570,000	€ 1,500,000
Nominal interest rate	1.90%	1.65%
Maturity	12/22/2025	12/22/2024
Carrying Value	€ 992,712	€ 270,866
Santander [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 4,000,000	€ 4,000,000
Nominal interest rate	0.45%	1.65%
Maturity	2/28/2025	6/28/2024
Carrying Value	€ 30,720	€ 1,012,738
Bankinter [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 2,690,000
Nominal interest rate	0.90%
Maturity	3/20/2025
Carrying Value	€ 494,172
Bankinter [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 110,000
Nominal interest rate	0.75%
Maturity	3/20/2025
Carrying Value	€ 110,000
Abanca [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit		€ 700,000
Nominal interest rate		2.00%
Maturity		11/30/2024
Carrying Value
Bankinter ICO [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit		€ 700,000
Nominal interest rate		1.40%
Maturity		6/21/2024
Carrying Value		€ 70,000